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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03790

Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

Elizabeth A. Watson, Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

781-259-1144

(Registrant’s telephone number)

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments

PORTFOLIO OF INVESTMENTS June 30, 2006 (Unaudited)
QUANT SMALL CAP FUND

COMMON STOCK - 96.6%
	Shares	Value
AEROSPACE & DEFENSE - 1.2%
EDO Corporation	31,111	$757,242
BE Aerospace, Inc. (a)	22,435	512,864
		1,270,106
CHEMICALS - 1.7%
Cambrex Corporation	87,420	1,820,959

COMMERCIAL SERVICES & SUPPLIES - 13.1%
AMN Healthcare Services, Inc. (a)	56,080	1,138,424
CRA International, Inc. (a)	20,899	943,381
Heidrick & Struggles International, Inc. (a)	25,489	862,548
Huron Consulting Group, Inc. (a)	35,471	1,244,677
Kforce Inc. (a)	218,931	3,391,241
Mobile Mini, Inc. (a)	37,337	1,092,481
Sotheby’s Holdings Inc. (a)	85,939	2,255,899
Waste Connections, Inc. (a)	45,895	1,670,578
Williams Scotsman International, Inc. (a)	87,218	1,904,841
		14,504,070
COMMUNICATIONS EQUIPMENT - 7.2%
Comverse Technology, Inc. (a)	73,227	1,447,698
DSP Group Inc. (a)	54,845	1,362,898
NICE Systems, Ltd. (a) (b)	87,445	2,460,702
Polycom, Inc. (a)	48,171	1,055,908
Sierra Wireless, Inc. (a)	87,610	1,580,484
		7,907,690
COMPUTERS & PERIPHERALS - 0.9%
Intermec, Inc. (a)	42,347	971,440

DIVISIFIED FINANCIAL SERVICES - 1.6%
Cash America International, Inc.	20,860	667,520
CompuCredit Corporation (a)	27,798	1,068,555
Leesport Financial Corporation	146	3,357
		1,739,432
ENERGY EQUIPMENT & SERVICES - 8.0%
Carbo Ceramics Inc.	49,876	2,450,408
Core Laboratories N.V. (a)	87,185	5,321,773
Hornbeck Offshore Services, Inc. (a)	30,439	1,081,193
		8,853,374
FOOD PRODUCTS - 3.1%
United Natural Foods, Inc. (a)	36,925	1,219,264
Wild Oats Markets, Inc. (a)	111,259	2,180,676
		3,399,940

HEALTH CARE EQUIPMENT & SERVICES - 10.5%
Omnicell Inc. (a)	100,071	1,382,981
Psychiatric Solutions, Inc.(a)	71,431	2,047,212
Schein (Henry), Inc. (a)	41,621	1,944,949
Sierra Health Services, Inc. (a)	104,470	4,704,284
Stereotaxis, Inc. (a)	31,370	338,482
Sunrise Senior Living, Inc. (a)	45,264	1,251,550
		11,669,458
HOTELS, RESTAURANTS & LEISURE - 6.6%
Intrawest Corporation	29,218	930,885
RARE Hospitality International, Inc. (a)	77,014	2,214,923
Sonic Corp. (a)	77,077	1,602,431
Vail Resorts, Inc. (a)	67,168	2,491,933
		7,240,172
INSURANCE - 2.4%
FPIC Insurance Group, Inc. (a)	21,316	825,995
Selective Insurance Group, Inc.	32,361	1,808,009
		2,634,004
INTERNET & CATALOG RETAIL - 1.9%
NutriSystem Inc. (a)	34,687	2,155,103

MACHINERY - 3.7%
Actuant Corporation Class A	16,477	823,026
Gardner Denver, Inc. (a)	61,305	2,360,242
TurboChef Technologies, Inc. (a)	87,046	967,952
		4,151,220
MEDIA - 3.6%
Entercom Communications	73,676	1,927,364
Corporation
IMAX Corporation (a)	48,701	446,101
Lions Gate Entertainment Corporation (a)	192,969	1,649,885
		4,023,350
METALS & MINING - 1.5%
Coeur d’Alene Mines Corporation (a)	356,548	1,714,996

REAL ESTATE - 15.1%
American Campus Communities, Inc.	56,620	1,407,007
Entertainment Properties Trust	102,688	4,420,718
FelCor Lodging Trust Inc.	67,075	1,458,210
Grubb & Ellis Company (a)	111,900	1,035,075
Hersha Hospitality Trust	137,791	1,280,078
Strategic Hotel Capital, Inc.	106,090	2,200,307
Ventas, Inc.	145,311	4,923,137
		16,724,532
RETAILING- 2.3%

Dress Barn, Inc. (a)	24,737	627,083
GUESS?, Inc. (a)	32,562	1,359,464
Urban Outfitters, Inc. (a)	29,429	514,713
		2,501,260
SOFTWARE & SERVICES - 5.6%
Euronet Worldwide, Inc. (a)	8,892	341,186
Internet Capital Group, Inc. (a)	72,828	655,452
Photon Dynamics, Inc. (a)	11,981	150,002
Ulticom, Inc. (a)	177,145	1,854,708
Verint Systems Inc. (a)	52,424	1,530,257
webMethods, Inc. (a)	171,762	1,695,291
		6,226,896
TELECOMMUNICATION SERVICES - 0.4%
Talk America Holdings, Inc. (a)	67,056	415,077

WIRELESS TELECOMMUNICATION SERVICES - 6.2%
Crown Castle International Corporation (a)	157,008	5,423,056
SBA Communications Corporation (a)	56,672	1,481,407
		6,904,463
TOTAL COMMON STOCK
(Cost $77,559,970)		106,827,542

SHORT TERM INVESTMENTS - 8.6%
	Par Value	Value
State Street Bank & Trust
Repurchase Agreement 1.7%,
07/03/06, (Dated 6/30/06),
Collateralized by $9,521,000
U.S. Treasury Note 6.5%,
10/15/06, Market Value
$9,545,000, Repurchase
Proceeds $9,522,349 (Cost
$9,521,000)	$ 9,521,000	$9,521,000
TOTAL INVESTMENTS - 105.2%
(Cost $87,080,970) (c)		116,348,542
OTHER ASSETS & LIABILITIES (NET) - (5.2)%		(5,775,810)
NET ASSETS - 100%		$110,572,732

(a) Non-income producing security.
(b) ADR - American Depositary Receipts
(c)	At June 30, 2006, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $87,020,244 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of

value over tax cost	$32,155,781
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value	(2,827,483)
Net unrealized appreciation	$29,328,298

The percentage of each investment category is calculated as a percentage of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PORTFOLIO OF INVESTMENTS June 30, 2006 (Unaudited)
QUANT GROWTH AND INCOME FUND

COMMON STOCK - 97.4%
	Shares	Value
AEROSPACE & DEFENSE- 3.7%
Lockheed Martin Corporation	31,400	$2,252,636

Automobiles & Components - 0.3%
AutoNation, Inc. (a)	8,900	190,816

BANKS - 6.5%
Bank of America Corporation	58,300	2,804,230
National City Corporation	11,400	412,566
Washington Mutual, Inc	15,400	701,932
		3,918,728
COMMUNICATIONS EQUIPMENT - 4.8%
Cisco Systems, Inc. (a)	88,800	1,734,264
Motorola, Inc.	59,500	1,198,925
		2,933,189
COMPUTERS & PERIPHERALS - 5.9%
Hewlett-Packard Company	55,700	1,764,576
International Business Machines	11,200	860,384
Lexmark International, Inc. (a)	10,200	569,466
NCR Corporation (a)	5,600	205,184
NVIDIA Corporation (a)	9,100	193,739
		3,593,349
DIVERSIFIED FINANCIAL SERVICES - 11.5%
AmeriCredit Corporation (a)	13,300	371,336
Capital One Financial Corporation	28,300	2,418,235
Citigroup Inc.	55,666	2,685,328
Downey Financial Corporation	18,800	1,275,580
E*TRADE Financial Corporation (a)	10,900	248,738
		6,999,217
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
AT&T Corporation	39,187	1,092,925

ELECTRIC COMPONENTS & EQUIPMENT UTILITIES - 0.7%
Thomas & Betts Corporation (a)	8,500	436,050

ELECTRIC UTILITIES - 0.8%
TXU Corporation	8,000	478,320

FOOD & STAPLES RETAILING - 3.0%
Archer-Daniels-Midland Company	11,200	462,336
Carolina Group	6,100	313,357
Coca-Cola Enterprises, Inc.	16,700	340,179
Dean Foods Company	7,700	286,363

General Mills, Inc.	7,800	402,948
		1,805,183
GAS UTILITIES - 0.9%
Sempra Energy	11,300	513,924

HEALTH CARE EQUIPMENT & SERVICES - 2.2%
Humana Inc. (a)	3,700	198,690
Waters Corporation (a)	9,000	399,600
WellPoint, Inc. (a)	10,300	749,531
		1,347,821

Health Care Providers - 2.3%
AMERIGROUP Corporation (a)	38,400	1,191,936
Coventry Health Care, Inc. (a)	3,600	197,784
		1,389,720

HOTELS, RESTAURANTS & LEISURE - 2.1%
Darden Restaurants, Inc.	23,300	918,020
McDonald’s Corporation	11,000	369,600
		1,287,620

HOUSEHOLD DURABLES - 1.7%
Newell Rubbermaid, Inc.	39,500	1,020,285

HOUSEHOLD PRODUCTS - 1.6%
Energizer Holdings, Inc. (a)	16,300	954,691

INDUSTRIAL CONGLOMERATES - 3.9%
Cooper Industries, Ltd	16,200	1,505,304
General Electric Company	25,600	843,776
		2,349,080
INSURANCE - 4.3%
AFLAC Inc.	7,400	342,990
American International Group, Inc.	10,800	637,740
MetLife, Inc.	17,100	875,691
The St. Paul Travelers Companies, Inc.	16,900	753,402
		2,609,823
LEISURE EQUIPMENT & PRODUCTS - 1.7%
Hasbro, Inc.	57,900	1,048,569

MACHINERY - 1.2%
Cummins, Inc.	2,900	354,525
Nordson Corporation	4,400	216,392
Terex Corporation	1,600	157,920
		728,837
MEDIA - 4.0%
CBS Corporation Class B	49,500	1,338,975

Gannett Co., Inc.	15,600	872,508
Omnicom Group, Inc.	2,400	213,816
		2,425,299
Metals & Mining - 0.4%
Steel Dynamics, Inc.	4,000	262,960

OIL & GAS - 10.5%
Exxon Mobil Corporation	60,600	3,717,810
Kerr-McGee Corporation	22,800	1,581,180
Sunoco, Inc.	15,600	1,080,924
		6,379,914
PHARMACEUTICALS & BIOTECHNOLOGY - 9.5%
AmerisourceBergen Corporation	15,800	662,336
Biogen Idec, Inc. (a)	19,300	894,169
King Pharmaceuticals, Inc. (a)	10,900	185,300
Merck & Co., Inc.	81,500	2,969,045
Pfizer Inc.	44,100	1,035,027
		5,745,877
RETAILING - 5.0%
Barnes & Noble, Inc.	39,900	1,456,350
Rent-A-Center, Inc. (a)	10,800	268,488
Sherwin-Williams Company	27,000	1,281,960
		3,006,798
SEMICONDUCTOR EQUIPMENT- 1.5%
Intel Corporation	17,100	324,045
Lam Research Corporation (a)	6,300	293,706
Texas Instruments Incorporated	10,300	311,987
		929,738
SOFTWARE & SERVICES- 4.2%
Autodesk, Inc.
BMC Software, Inc. (a)	66,400	1,586,960
CACI International, Inc. (a)	6,700	390,811
Computer Sciences Corporation (a)	6,800	329,392
CSG Systems International, Inc (a)	8,600	212,764
		2,519,927
Specialty Retail - 1.4%
Payless ShoeSource, Inc. (a)	32,200	874,874

TOTAL COMMON STOCK
(Cost $54,918,088) (b)		59,096,170
OTHER ASSETS & LIABILITIES (NET) - 2.6%		1,567,016
NET ASSETS - 100%		$60,663,186

(a) Non-income producing security.
(b)	At June 30, 2006, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 54,919,543 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost	$5,588,094
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value	(1,411,467)
Net unrealized appreciation	$4,176,627

The percentage of each investment category is calculated as a percentage of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PORTFOLIO OF INVESTMENTS June 30, 2006 (Unaudited)
QUANT EMERGING MARKETS FUND

COMMON STOCK - 87.4%
,	Shares	Value
BRAZIL - 7.7%
Companhia Energetica de Minas Gerais (a)	23,615	$1,006,235
Gerdau SA (a)	158,487	2,363,041
Petroleo Brasileiro SA (a)	38,359	3,062,582
Unibanco-Uniao de Bancos Brasileiros SA (b)	39,171	2,600,563
Usinas Siderurgicas de Minas
Gerais SA (a)	60,900	2,185,001
		11,217,422
CHINA - 9.1%
Angang New Steel Company Limited	4,462,000	4,222,441
China Mobile Limited	781,500	4,467,439
China Shipping Development Company Limited	1,684,000	1,214,163
PetroChina Company Limited	3,116,000	3,329,831
		13,233,874
CZECH REPUBLIC - 1.0%
Ceske Energeticke Zavody	44,726	1,505,771

HUNGARY - 1.9%
MOL Magyar Olaj es Gazipaari RT	17,400	1,786,004
OTP Bank RT	35,700	1,009,922
		2,795,926
INDIA - 3.9%
Infosys Technologies Limited (a)	16,100	1,230,201
Mahindra & Mahindra Ltd. (b)	118,400	1,586,560
State Bank of India (b)	71,727	2,869,080
		5,685,841
ISRAEL - 2.4%
Partner Communications Company Ltd.	200,800	1,657,620
Teva Pharmaceutical Industries Ltd.	56,509	1,833,034
		3,490,654

MALAYSIA - 0.7%
Bumiputra-Commerce Holdings Bhd	617,700	1,000,222

MEXICO - 4.3%
Consorcio Ara S.A. de C.V>	211,000	872,967
Controladora Comercial
Mexicana SA de CV	721,300	1,228,196
Grupo Mexico SAB de CV	1,194,200	3,427,839
Telefonos De Mexico SA de CV (Telmex)	752,000	791,467
		6,320,469

PHILIPPINES - 1.8%
First Philippine Holdings Corporation	2,662,800	2,259,589

Philippine Long Distance
Telephone Company	8,630	297,811
		2,557,400
POLAND - 2.4%
KGHM Polska Miedz SA	105,100	3,563,942

RUSSIA - 7.4%
Gazprom (a)	77,700	3,267,285
LUKoil (a)	55,000	4,576,000
Tatneft (a)	38,950	2,999,150
		10,842,435
SOUTH AFRICA - 9.9%
African Bank Investments Limited	395,000	1,543,494
Foschini Limited	294,200	1,879,052
MTN Group Limited	123,000	908,376
Reunert Limited	126,790	1,150,545
Sanlam Limited	476,400	964,373
Standard Bank Group Limited	368,097	3,956,927
Steinoff International Holdings Limited	541,900	1,615,184
Telkom South Africa Limited	39,800	733,380
Tiger Brands Limited	81,984	1,642,427
		14,393,758
SOUTH KOREA - 18.8%
Daelim Industrial Co., Ltd.	16,610	1,043,432
GS Engineering & Construction Corp	32,130	2,079,349
Hyundai Heavy Industries Co., Ltd.	22,340	2,507,731
Hyundai Mipo Dockyard Co., Ltd.	23,100	2,313,043
Hyundai Motor Company	24,390	2,072,025
Hyundai Securites Co., Ltd.	120,390	1,383,137
Kookmin Bank	37,070	3,047,652
Korea Electric Power Corporation	35,420	1,312,267
LG International Corporation	87,820	2,054,919
Samsung Electronics Co., Ltd.	8,340	5,300,680
Shinhan Financial Group Co., Ltd.	46,070	2,160,859
SK Corporation	19,250	1,237,681
SK Telecom Company Ltd.	4,090	879,431
		27,392,206
TAIWAN - 10.8%
AU Optronics Corp	959,000	1,353,938
Delta Electronics Inc.	302,518	859,811
High Tech Computer Corp	53,000	1,457,236
Hon Hai Precision Industry Co., Ltd.	397,652	2,456,955
MediaTek Incorporation	82,500	764,608
Siliconware Precision Industries Company	2,509,000	3,084,947
Taiwan Semiconductor Manufacturing
Company Limited	2,524,506	4,554,632
Wintek Corp.	1,288,310	1,176,094
		15,708,221

THAILAND - 2.3%
Charoen Pokphand Foods Public
Company Limited	14,475,500	1,896,685
PTT Public Company Limited	256,900	1,427,222
		3,323,907
TURKEY - 3.0%
Turkcell Iletisim Hizmetleri AS	319,049	1,458,912
Turkiye Garanti Bankasi AS	531,125	1,319,857
Yapi ve Kredi Bankasi AS (c)	1,049,493	1,582,017
		4,360,786

TOTAL COMMON STOCK		127,392,834
(Cost $96,428,932)

PREFERRED STOCK - 3.5%
BRAZIL - 3.5%
Banco Bradesco SA (a)	47,022	$1,461,914
Companhia Vale do Rio Doce (a)	106,700	2,195,886
Tim Participacoes SA (a)	52,400	1,443,620
		5,101,420
TOTAL PREFERRED STOCK
(Cost $4,948,399)		5,101,420

EXCHANGE TRADED FUNDS - 6.3%
OTHER - 4.9%
iShares MSCI Emerging Market Index	75,600	7,098,840

TAIWAN - 1.4%
iShares MSCI Taiwan Index Fund	158,000	2,025,560

TOTAL EXCHANGE TRADED FUNDS
(Cost $9,463,790)		9,124,400

SHORT TERM INVESTMENTS - 3.2%
	Par Value	Value
State Street Bank & Trust
Repurchase Agreement 1.7%,
7/03/06, (Dated 6/30/06),
Collateralized by $4,644,000
U.S. Treasury Note 6.5%,
10/15/06, Market Value
$4,741,550, Repurchase
Proceeds $4,644,658 (Cost
$4,644,000)	$ 4,644,000	$4,644,000
TOTAL INVESTMENTS - 100.4%
(Cost $115,485,121) (d)		146,262,654
OTHER ASSETS & LIABILITIES (Net) - (0.4)%		(629,630)

NET ASSETS - 100%		$145,633,024

(a)	ADR - American Depositary Receipts
(b)	GDR - Global Depositary Receipts
(c)	Non-income producing security.
(d)	At June 30, 2006, the unrealized appreciation of investments
	based on aggregate cost for federal tax purposes of $115,485,121
	was as follows:

	Aggregate gross unrealized appreciation for all
	investments in which there is an excess of
	value over tax cost	34,704,507
	Aggregate gross unrealized depreciation for all
	investments in which there is an excess of tax
	cost over value	(3,926,974)

	Net unrealized appreciation	30,777,533

The percentage of each investment category is calculated as a percentage of net assets.

	SECTOR ALLOCATIONS (as a percentage of Total Common, Preferred Stock, and Exchange Traded Funds)
	Consumer Discretionary	5.7%
	Consumer Staples	3.4%
	Energy	13.0%
	Exchange Traded Funds	6.4%
	Financial	17.6%
	Health Care	1.3%
	Industrial	10.2%
	Information Technology	16.5%
	Material	12.7%
	Telecommunication Services	8.9%
	Utilities	4.3%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PORTFOLIO OF INVESTMENTS June 30, 2006 (Unaudited)
QUANT FOREIGN VALUE FUND

COMMON STOCK - 98.2%
	Shares	Value
AUSTRALIA - 2.1%
BHP Billiton Ltd.	358,850	$7,724,336
BHP Billiton PLC	155,380	3,013,345
		10,737,681
AUSTRIA - 2.1%
Andritz AG	64,800	10,701,683
BELGIUM - 3.7%
KBC Groep	84,200	9,027,223
Solvay SA	88,810	10,208,059
		19,235,282
CANADA - 1.9%
Methanex Corporation	457,390	9,652,365
FINLAND - 9.7%
Cargotec Corporation	236,600	10,355,128
KCI Konecranes OYJ	549,280	9,882,722
Kone Corporation OYJ-B	242,540	10,072,722
UPM-Kymmene OYJ	474,780	10,222,861
Yit-Yhtyma OYJ	366,200	8,970,581
		49,504,014
FRANCE - 8.1%
Christian Dior	106,530	10,434,322
Compagnie de Saint Gobain SA	152,170	10,869,786
Imerys SA	125,310	10,007,967
Peugeot SA	160,390	9,971,036
		41,283,111
GERMANY - 1.9%
Continental AG	95,850	9,788,761
IRELAND - 4.0%
CRH PLC	313,349	10,206,540
Greencore Group PLC	2,157,319	10,144,775
		20,351,315
JAPAN - 20.6%
Asahi Breweries Ltd.	722,300	10,136,990
Central Japan Railway Company	1,062	10,573,163
Iino Kaiun Kaisha	1,205,600	10,823,604
Kansai Electric Power Company Inc.	422,800	9,452,583
KDDI Corporation	1,790	10,989,651
Maruichi Steel Tube Ltd.	419,000	9,349,330
Meiji Dairies Corporation	1,607,000	11,213,423
Nippon Yusen Kabushiki Kaisha	1,682,000	10,928,850
Showa Denko K.K.	2,469,000	10,975,250
Tokyo Electric Power Company Inc.	398,400	10,994,664
		105,437,508

MEXICO - 1.9%
Cemex S.A. de C.V. (a)	174,529	9,942,935
NETHERLANDS - 2.0%
ABN-AMRO Holdings NV	382,721	10,461,000
NORWAY - 7.3%
Aker Seafoods ASA	702,740	3,397,469
Austevoll Seafood	613,980	4,141,884
Camillo Eitzen & Company	989,826	9,857,004
DNB Holding ASA	786,500	9,758,691
Eitzen Maritime SE	231,851	94,215
Yara International ASA	750,600	10,006,473
		37,255,736
PORTUGAL - 1.0%
Portugal Telecom SGPS SA	443,150	5,345,679

SOUTH AFRICA - 6.5%
Impala Platinum Holdings Ltd.	56,960	10,495,176
Metorex Ltd. (b)	4,908,291	7,674,558
Sappi Ltd.	414,330	5,101,760
Sasol Ltd.	265,270	10,184,176
		33,455,670
SOUTH KOREA - 5.6%
Samsung Electronics Company Ltd.	15,910	10,111,968
Samsung SDI Company Ltd.	123,970	8,519,467
SK Telecom Company Ltd.	47,310	10,172,585
		28,804,020
SPAIN - 4.2%
Banco Bilbao Vizcaya Argentaria	499,340	10,260,358
Repsol YPF SA	392,800	11,238,432
		21,498,790
SWEDEN - 3.1%
Autoliv Inc.	103,040	5,828,973
Svenska Cellulosa AB	243,330	10,033,636
		15,862,609
UNITED KINGDOM - 12.5%
Barratt Developments PLC	617,020	10,813,985
Bellway PLC	511,390	10,967,015
Crest Nicholson PLC	1,115,180	10,519,769
Lloyds TSB Group PLC	1,109,982	10,906,801
Persimmon PLC	459,324	10,478,823
Wimpey (George) PLC	1,226,137	10,308,362
		63,994,755
TOTAL COMMON STOCK
(Cost $411,768,252)		503,332,417

SHORT TERM INVESTMENTS -1.6%
	Par Value	Value
United States- 1.6%

Prudential Funding Corporation
Commercial Paper, Yield of 5.15%,
Maturing on 7/03/06
(Cost $8,085,000)	$ 8,085,000	8,085,000

TOTAL SHORT TERM INVESTMENTS - 1.6%
(Cost $8,085,000)		$8,085,000

TOTAL INVESTMENTS - 99.8%
(Cost $419,853,252) (c)		511,417,417

OTHER ASSETS & LIABILITIES (NET) - 0.2%		859,819
NET ASSETS - 100%		$512,277,236

(a) ADR - American Depository Receipts
(b) Non-income producing security.
(c)	At June 30, 2006, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 428,330,555 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value
over tax cost		$90,020,932
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(6,934,070)
Net unrealized appreciation		$83,086,862

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
Consumer Discretionary		17.7%
Consumer Staples		7.7%
Energy		4.3%
Financial		10.0%
Industrial		20.5%
Information Technology		3.7%
Material		26.7%
Telecommunication Services		5.3%
Utilities		4.1%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Quantitative Group of Funds

By: /s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee

Date: August 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee (Principal Executive Officer)

Date: August 7, 2006

By:	/s/ Leon Okurowski

Leon Okurowski

Treasurer (Principal Financial Officer)

Date: August 7, 2006